5. Propery and Equipment, net (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Less accumulated depreciation		$ (7,439)	$ (28,462)
Property and equipment, net	$ 572,888	249,325	6,059
Furniture [Member]
Property and equipment, gross		103,515	6,536
Leasehold Improvements [Member]
Property and equipment, gross		80,638	0
Computers [Member]
Property and equipment, gross		10,001	11,091
Software [Member]
Property and equipment, gross		$ 62,610	$ 16,894